Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 5,511,549	$ 5,278,521	$ 4,662,572
Cost of revenues	4,138,266	3,920,473	3,497,465
Gross profit	1,373,283	1,358,048	1,165,107
Operating expenses:
Research and development, net	435,650	395,087	359,745
Marketing and selling, net	326,020	291,751	290,703
General and administrative, net	313,047	267,362	223,935
Other operating income, net	(68,918)	(14,660)	(34,963)
Total operating expenses	1,005,799	939,540	839,420
Operating income	367,484	418,508	325,687
Financial expenses, net	(51,364)	(40,393)	(71,270)
Other income (expenses), net	(23,562)	5,336	7,408
Income before income taxes	292,558	383,451	261,825
Income taxes	(24,131)	(131,387)	(36,443)
Net income after taxes	268,427	252,064	225,382
Equity in net earnings of affiliated companies and partnerships	7,042	22,599	12,604
Net income	275,469	274,663	237,986
Less: net income attributable to non-controlling interests	(21)	(313)	(328)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 275,448	$ 274,350	$ 237,658
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 6.21	$ 6.21	$ 5.38
Diluted net earnings per share (in usd per share)	$ 6.18	$ 6.20	$ 5.38
Weighted average number of shares used in computation of basic earnings per share (in shares)	44,322	44,204	44,198
Weighted average number of shares used in computation of diluted earnings per share (in shares)	44,581	44,278	44,215